Employee Benefit Plan	12 Months Ended
Jun. 30, 2016
Postemployment Benefits [Abstract]
Compensation and Employee Benefit Plans [Text Block]

Note 12 — Employee Benefit Plan

Aytu has a 401(k) plan that allows participants to contribute a portion of their salary, subject to eligibility requirements and annual IRS limits. As of June 30, 2016, Aytu does not match employee contributions. Starting in fiscal 2017, the Company will match 50% of the first 6% contributed to the plan by employees.